Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Consolidated Statement of Financial Position	Consolidated Statement of Financial Position as of December 31, 2021
	Adjusted	Previously Presented	Difference	Reference
Assets
Current assets:
Trade accounts receivable, net	$745,593	778,054	(32,461)	a
Inventories	1,286,155	1,339,378	(53,223)	a, b
Prepaid expenses	35,596	69,224	(33,628)	c
Total current assets	3,352,747	3,472,059	(119,312)
Total assets	$5,185,229	5,304,541	(119,312)

Liabilities and stockholders’ equity
Current liabilities:
Accrued expenses	$159,354	142,169	17,185	b
Provisions	118,468	115,192	3,276	d
Income tax payable	97,634	88,679	8,955	f
Total current liabilities	$2,449,919	2,420,503	29,416

Non-current liabilities:
Deferred income tax	$38,975	80,907	(41,932)	a, b, c, d
Total non-current liabilities	1,535,107	1,577,039	(41,932)
Total liabilities	$3,985,026	3,997,542	(12,516)

Stockholder’s equity
Capital stock	$321,312	294,999	26,313	e
Retained earnings (deficit)	856,994	990,103	(133,109)	a, b, c, d, e, f
Equity attributable to owners of the Group	1,185,548	1,292,344	(106,796)
Total stockholders’ equity	1,200,203	1,306,999	(106,796)
Total liabilities and stockholders’ equity	$5,185,229	5,304,541	(119,312)

(a)	Cut-off for revenue where control was not transferred to the customer.

(b)	Cost of inventory overstated on the international freight standard cost assumption; offset by overstated accruals liabilities on import expenses.

(c)	Cost of catalogues that had a non-GAAP treatment as prepaids and were expensed at the same time the revenues were realized; instead of when catalogues were received as IFRS states.

(d)	Immaterial provisions for labor matters.

(e)	Reclassification between capital stock and retained earnings for combination instead of consolidation of capital in 2020.

(f)	Accrual for the tax contingency explained in note 28 was not recorded previously.
w.	Accounts payable to suppliers and accrued expenses

Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income	Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended December 31, 2021
	Adjusted	Previously Presented	Difference	Reference

Net revenue	$10,067,683	10,039,668	28,015	a

Cost of sales	4,498,008	4,399,164	98,844	a, b

Gross profit	5,569,675	5,640,504	(70,829)

Administrative expenses	1,247,742	1,247,436	306	d
Selling expenses	1,256,289	1,264,581	(8,292)	c
Distribution expenses	463,779	463,779	-
	2,967,810	2,975,796	(7,986)

Operating income	2,601,865	2,664,708	(62,843)

Income before income taxes	2,562,495	2,625,338	(62,843)

Current income tax	791,856	782,901	8,955	f
Deferred income tax	22,700	41,553	(18,853)	a, b, c, d

Net income for the year	$1,747,939	1,800,884	(52,945)
(a)	Cut-off for revenue where control was not transferred to the customer.

(b)	Cost of inventory overstated on the international freight standard cost assumption; offset by overstated accruals liabilities on import expenses.

(c)	Cost of catalogues that had a non-GAAP treatment as prepaids and were expensed at the same time the revenues were realized; instead of when catalogues were received as IFRS states.

(d)	Immaterial provisions for labor matters.

(e)	Reclassification between capital stock and retained earnings for combination instead of consolidation of capital in 2020.

(f)	Accrual for the tax contingency explained in note 28 was not recorded previously.

Schedule of Percentage of Participation	As of December 31, 2023, 2022 and 2021 the percentage of participation that it maintains over its subsidiaries are the following:
	Operating	Functional	% Participation
The Group’s companies:	Country	currency	2023	2022	2021
Home organization (“Betterware”):
Betterware de México, S.A.P.I. de C.V.	Mexico	Peso	Last controlling entity
BLSM Latino América Servicios, S.A. de C.V.	Mexico	Peso	99%	99%	99%
Betterware de Guatemala, S.A.	Guatemala	Quetzal	70%	70%	70%
Programa Lazos, S.A. de C.V.	Mexico	Peso	70%	70%	70%
GurúComm, S.A.P.I. de C.V. (1)	Mexico	Peso	-	-	60%
Innova Catálogos, S.A. de C.V. (2)	Mexico	Peso	-	-	70%
Betterware Ningbo Trading Co, LTD. (3)	China	Yuan	-	100%	100%
Finayo, S.A.P.I. de C.V. SOFOM ENR	Mexico	Peso	100%	100%	-
Betterware América, LLC.	United States	Dollar	100%	100%	-

Beauty and personal care (B&PC) (“JAFRA”):
Jafra México Holding Company, B.V.	Mexico	Euro	100%	100%	-
Distribuidora Comercial JAFRA, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafra Cosmetics International, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafra Cosmetics, S.A. de C.V.	Mexico	Peso	100%	100%	-
Serviday, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafrafin, S.A. de C.V.	Mexico	Peso	100%	100%	-
Distribuidora Venus, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafra Cosmetics International, Inc.	United States	Dollar	100%	100%	-
(1)	GurúComm was part of the Group until March 28, 2022.
(2)	Innova Catálogos was part of the Group until November 18, 2022.
(3)	Betterware Ningbo Trading Co, LTD was part of the Group until June 21, 2023.
●	Sale of products in the home organization segment and the beauty and personal care segment.

Schedule of Useful Lives are Used in the Calculation of Depreciation	The following useful lives, considering separately each of the asset’s components, are used in the calculation of depreciation:
Buildings	5 – 50 years
Molds and machinery	3 – 15 years
Vehicles	4 years
Computers and equipment	3 – 10 years
Leasehold improvements	3 – 5 years

Schedule of Lives of Intangible Assets with a Defined Useful Life	The estimated useful lives of intangible assets with a defined useful life are summarized as follows:
Intangibles:	Betterware	JAFRA
Customer relationships	10 years	12 years
Software	3 years	-
Brands and logo rights	10 – 30 years	-